Supplement to the
Fidelity Advisor® Series Equity Growth Fund
January 29, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Daniel Kelley (Co-Portfolio Manager) has managed the fund since 2025.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Daniel Kelley is Co-Portfolio Manager of Fidelity Advisor® Series Equity Growth Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.
Christopher Lin is Co-Portfolio Manager of Fidelity Advisor® Series Equity Growth Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Lin has worked as a research analyst and portfolio manager.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off Fidelity Advisor® Series Equity Growth Fund.
AXM1-PSTK-0425-105 1.9883848.105	April 11, 2025
Supplement to the
Fidelity Advisor® Equity Growth Fund
Class A, Class M, Class C, Class I, and Class Z
January 29, 2025
Prospectus

The following information supplements information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Daniel Kelley (Co-Portfolio Manager) has managed the fund since 2025.
Christopher Lin (Co-Portfolio Manager) has managed the fund since 2025.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off the fund.
The following information supplements the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Daniel Kelley is Co-Portfolio Manager of Fidelity Advisor® Equity Growth Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2005, Mr. Kelley has worked as an equity research analyst and portfolio manager.
Christopher Lin is Co-Portfolio Manager of Fidelity Advisor® Equity Growth Fund, which he has managed since 2025. He also manages other funds. Since joining Fidelity Investments in 2002, Mr. Lin has worked as a research analyst and portfolio manager.
It is expected that on or about September 30, 2025, Mr. Anolic and Mr. Weiner will transition off Fidelity Advisor® Equity Growth Fund.
EPG-PSTK-0425-140 1.756213.140	April 11, 2025